Exhibit 99.4

Rebuttal Findings 09.09.2026

Seller:

Deal ID:

Total Loan Count: 548

Loans by Grade in Population
Loan Grade	Count	Percentage
1	468	85.40%
2	36	6.57%
3	44	8.03%

Trade Summary
Loan Status	Count	Percentage
Review Complete	499	91.06%
In Rebuttal	49	8.94%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	81	72	72	44	37	0	0	44	0	33	4
4	1	1	1	0	1	0	0	0	0	0	1
2	6	0	0	6	0	0	0	0	0	6	0
1	1556	0	0	1556	0	0	0	0	0	0	1556

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	18	12	0	6	9	0	6
HOC – Inaccurate	6	0	0	6	0	0	6
Security Instrument – Incomplete	3	3	0	0	3	0	0
Security Instrument – Name Discrepancy	3	3	0	0	2	0	0
Security Instrument – Non-Borrowing Spouse/Missing	2	2	0	0	1	0	0
Security Instrument – Inaccurate	2	2	0	0	2	0	0
Rescission Test	1	1	0	0	0	0	0
Note – Address Discrepancy	1	1	0	0	1	0	0
Credit	2	1	1	0	0	0	0
Income – Missing Income Documents	1	0	1	0	0	0	0
DTI – Exceeds Guidelines – originator (not pcqc eligible)	1	1	0	0	0	0	0
Valuation	68	68	0	0	35	0	33
Appraisal – Value is not supported within a 10% variance	68	68	0	0	35	0	33